Statement of Cash Flows, Cash and Cash Equivalents	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 USD ($)
Statement of Cash Flows Cash and Cash Equivalents [Abstract]
Cash and bank balances	$ 13,965,437	RM 56,944,068	$ 13,529,427
Deposits with licensed banks	3,841,015	15,661,742	9,507,734
As per statement of financial position	17,806,452	72,605,810	23,037,161
Less:
Bank overdraft (Note 15)			(1,489,911)
Deposit pledged with licensed banks	(3,841,015)	(15,661,742)	(9,507,734)
As per statement of cash flows	$ 13,965,437	RM 56,944,068	$ 12,039,516